Subsequent events (Details Narrative)	Nov. 27, 2022 USD ($) $ / shares	Nov. 27, 2022 GBP (£)	Aug. 09, 2022 USD ($) $ / shares shares	Aug. 09, 2022 GBP (£)	Feb. 10, 2022 USD ($) $ / shares shares	Feb. 10, 2022 GBP (£)	Nov. 24, 2022 $ / shares shares	Nov. 24, 2022 £ / shares shares	Nov. 21, 2022 £ / shares	Nov. 15, 2022 $ / shares shares	Nov. 15, 2022 £ / shares shares	Aug. 09, 2022 GBP (£) shares	Jun. 30, 2022 USD ($) shares		Jun. 30, 2022 GBP (£) shares		Jun. 08, 2022 shares	Feb. 10, 2022 GBP (£) shares	Dec. 31, 2021 shares	[1]	Aug. 25, 2020 £ / shares shares
IfrsStatementLineItems [Line Items]
Notes and debentures issued					$ 13,447,012								$ 13,447,012		£ 9,861,405			£ 9,861,405
Exercise price | $ / shares					$ 212.00
Issuance of shares | shares					63,280								791,278	[1]	791,278	[1]		63,280	390,952		15,891
Consideration per share | £ / shares																					£ 215.00
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Issuance of shares | shares					126,560													126,560
American depositary shares [member]
IfrsStatementLineItems [Line Items]
Issuance of shares | shares					63,280												230,000	63,280
Proceeds from exercise of warrants					$ 13,447,012	£ 9,900,000
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Notes and debentures issued			$ 750,000									£ 620,399
Issuance of ordinary shares | shares			11,678
Issuance of shares | shares							3	3		21	21
Consideration per share | (per share)							$ 6.51	£ 5.41		$ 7.565	£ 6.362
Nonadjusting event [member] | Series A warrant [member]
IfrsStatementLineItems [Line Items]
Proceeds from exercise of warrants	$ 7,350,000	£ 6,073,376
Nonadjusting event [member] | Prefunded warrant [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 4.999
Nonadjusting event [member] | American depositary shares [member]
IfrsStatementLineItems [Line Items]
Issuance of shares | shares			3,676									3,676
Issuance of ordinary shares | £												£ 3,676
Increase (decrease) through conversion of convertible instruments, equity | £				£ 7,352
Conversion of loan notes			$ 800,000									£ 700,000
Share purchased | £		155,000
Nonadjusting event [member] | American depositary shares [member] | Prefunded warrant [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 5.00
Nonadjusting event [member] | American depositary receipt [member]
IfrsStatementLineItems [Line Items]
Consideration per share | £ / shares									£ 0.0001
Share nominal value | £ / shares									£ 0.4999
Nonadjusting event [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares			$ 25.00
Nonadjusting event [member] | Top of range [member] | American depositary shares [member] | Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Share purchased | £		1,315,000
Nonadjusting event [member] | Top of range [member] | American depositary shares [member] | Series A warrant [member]
IfrsStatementLineItems [Line Items]
Share purchased | £		1,470,000
Nonadjusting event [member] | Top of range [member] | American depositary shares [member] | Series B warrant [member]
IfrsStatementLineItems [Line Items]
Share purchased | £		£ 1,470,000
Nonadjusting event [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares			$ 10.00

[1]	On November 18, 2022 the Company undertook a reverse share split such that fifty issued ordinary shares were exchanged for one new. As a result of the reverse share split, all references in these unaudited condensed consolidated interim financial statements and accompanying notes to units of ordinary shares or per share amounts are reflective of the reverse share split for all periods presented.